Fair Value (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value [Abstract]
Fair Value Measurements - Recurring Basis Summary
Table 50: Fair Value Measurements - Recurring Basis Summary

	December 31, 2016				December 31, 2015
				Total				Total
In millions	Level 1	Level 2	Level 3	Fair Value	Level 1	Level 2	Level 3	Fair Value
Assets
Residential mortgage loans held for sale		$1,008	$2	$1,010		$838	$5	$843
Commercial mortgage loans held for sale			1,400	1,400			641	641
Securities available for sale
U.S. Treasury and government agencies	$12,572	602		13,174	$9,267	607		9,874
Residential mortgage-backed
Agency		26,128		26,128		24,820		24,820
Non-agency		112	3,254	3,366		143	4,008	4,151
Commercial mortgage-backed
Agency		2,119		2,119		1,918		1,918
Non-agency		4,025		4,025		4,903		4,903
Asset-backed		5,565	403	5,968		4,941	482	5,423
Other debt		4,657	66	4,723		4,037	45	4,082
Total debt securities	12,572	43,208	3,723	59,503	9,267	41,369	4,535	55,171
Corporate stocks and other	541	60		601	527	62		589
Total securities available for sale	13,113	43,268	3,723	60,104	9,794	41,431	4,535	55,760
Loans		558	335	893		565	340	905
Equity investments (a)			1,331	1,381			1,098	1,445
Residential mortgage servicing rights			1,182	1,182			1,063	1,063
Commercial mortgage servicing rights			576	576			526	526
Trading securities (b)	1,458	1,169	2	2,629	996	727	3	1,726
Financial derivatives (b) (c)	10	4,566	40	4,616		4,910	31	4,941
Other	266	312	239	817	254	336	364	954
Total assets	$14,847	$50,881	$8,830	$74,608	$11,044	$48,807	$8,606	$68,804
Liabilities
Other borrowed funds	$799	$161	$10	$970	$960	$108	$12	$1,080
Financial derivatives (c) (d)	1	3,424	414	3,839	1	3,328	473	3,802
Other liabilities			9	9			10	10
Total liabilities	$800	$3,585	$433	$4,818	$961	$3,436	$495	$4,892
(a)	Certain investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented on the Consolidated Balance Sheet.
(b)	Included in Other assets on the Consolidated Balance Sheet.
(c)	Amounts at December 31, 2016 and December 31, 2015, are presented gross and are not reduced by the impact of legally enforceable master netting agreements that allow us to net positive and negative positions and cash collateral held or placed with the same counterparty. See Note 13 Financial Derivatives for additional information related to derivative offsetting.
(d)	Included in Other liabilities on the Consolidated Balance Sheet.

Reconciliation of Level 3 Assets and Liabilities
Reconciliations of assets and liabilities measured at fair value on a recurring basis using Level 3 inputs for 2016 and 2015 follow.

Table 51: Reconciliation of Level 3 Assets and Liabilities

Year Ended December 31, 2016

												Unrealized
		Total realized / unrealized										gains / losses
		gains or losses for the period (a)										on assets and
				Included								liabilities held on
Level 3 Instruments	Fair Value			in Other					Transfers	Transfers	Fair Value	Consolidated
Only	Dec. 31,	Included in		comprehensive					into	out of	Dec. 31,	Balance Sheet
In millions	2015	Earnings		income	Purchases	Sales	Issuances	Settlements	Level 3	Level 3 (b)	2016	at Dec. 31, 2016 (a) (c)
Assets
Residential mortgage
loans held for sale	$5				$10	$(3)			$10	$(20)	$2
Commercial mortgage
loans held for sale	641	$79				(3,810)	$4,515	$(25)			1,400	$(3)
Securities available
for sale
Residential mortgage-
backed non-agency	4,008	75		$16		(60)		(785)			3,254	(2)
Asset-backed	482	13		(3)				(89)			403
Other debt	45	1		28	12	(17)		(3)	2	(2)	66
Total securities
available for sale	4,535	89		41	12	(77)		(877)	2	(2)	3,723	(2)
Loans	340	8			126	(22)		(78)	15	(54)	335	2
Equity investments	1,098	148			269	(418)			235 (d)	(1)	1,331	127
Residential mortgage
servicing rights	1,063	37			188		62	(168)			1,182	39
Commercial mortgage
servicing rights	526	45			36		61	(92)			576	45
Trading securities	3							(1)			2
Financial derivatives	31	115			2			(108)			40	102
Other assets	364	15		(2)				(138)			239	13
Total assets	$8,606	$536		$39	$643	$(4,330)	$4,638	$(1,487)	$262	$(77)	$8,830	$323
Liabilities
Other borrowed funds	$12						$87	$(89)			$10
Financial derivatives	473	$127				$4		(190)			414	$129
Other liabilities	10	(9)					132	(124)			9
Total liabilities	$495	$118				$4	$219	$(403)			$433	$129

Net gains (losses)		$418	(e)									$194	(f)

Year Ended December 31, 2015

												Unrealized
		Total realized / unrealized										gains / losses
		gains or losses for the period (a)										on assets and
				Included								liabilities held
Level 3 Instruments	Fair Value	Included		in Other					Transfers	Transfers	Fair Value	on Consolidated
Only	Dec. 31,	in		comprehensive					into	out of	Dec. 31,	Balance Sheet at
In millions	2014	Earnings		income	Purchases	Sales	Issuances	Settlements	Level 3	Level 3 (b)	2015	Dec. 31, 2015 (a) (c)
Assets
Residential mortgage
loans held for sale	$6	$1			$25	$(4)			$6	$(29)	$5	$1
Commercial mortgage
loans held for sale	893	76				(4,455)	$4,163	$(36)			641	(5)
Securities available
for sale
Residential mortgage-
backed non-agency	4,798	114		$(58)				(846)			4,008	(2)
Commercial mortgage-
backed non-agency		8						(8)
Asset-backed	563	20						(101)			482	(2)
Other debt	164	2		(2)	13	(7)		(125)			45
Total securities
available for sale	5,525	144		(60)	13	(7)		(1,080)			4,535	(4)
Loans	397	23			114	(26)		(122)	25	(71)	340	12
Equity investments	1,152	120			274	(448)					1,098	86
Residential mortgage
servicing rights	845	2			316		78	(178)			1,063	5
Commercial mortgage
servicing rights	506	(9)			55		63	(89)			526	(10)
Trading securities	32							(29)			3
Financial derivatives	42	135			3			(149)			31	126
Other assets	390	(18)				(7)		(1)			364	(18)
Total assets	$9,788	$474		$(60)	$800	$(4,947)	$4,304	$(1,684)	$31	$(100)	$8,606	$193
Liabilities
Other borrowed funds	$181	$(3)					$92	$(258)			$12
Financial derivatives	526	22				$1		(76)			473	$4
Other liabilities	9	1									10
Total liabilities	$716	$20				$1	$92	$(334)			$495	$4

Net gains (losses)		$454	(e)									$189 (f)
(a)	Losses for assets are bracketed while losses for liabilities are not.
(b)	Transfers out of Level 3 primarily reflect the reclassification of residential mortgage loans held for sale to held for investment and the transfer of residential mortgage loans to OREO.
(c)	The amount of the total gains or losses for the period included in earnings that is attributable to the change in unrealized gains or losses related to those assets and liabilities held at the end of the reporting period.
(d)	Reflects transfers into Level 3 associated with a change in valuation methodology.
(e)	Net gains (losses) realized and unrealized included in earnings related to Level 3 assets and liabilities included amortization and accretion. The amortization and accretion amounts were included in Interest income on the Consolidated Income Statement and the remaining net gains (losses) realized and unrealized were included in Noninterest income on the Consolidated Income Statement.
(f)	Net unrealized gains (losses) related to assets and liabilities held at the end of the reporting period were included in Noninterest income on the Consolidated Income Statement.

Fair Value Measurements - Recurring Quantitative Information
Quantitative information about the significant unobservable inputs within Level 3 recurring assets and liabilities follows.

Table 52: Fair Value Measurements - Recurring Quantitative Information

December 31, 2016

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)

Commercial mortgage loans held	$1,400	Discounted cash flow	Spread over the benchmark curve (a)	42bps-1,725bps (362bps)
for sale			Estimated servicing cash flows	0.0%-7.3% (1.5%)

Residential mortgage-backed	3,254	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-24.2% (7.2%)
non-agency securities		using a discounted cash flow	Constant default rate (CDR)	0.0%-16.7% (5.3%)
		pricing model	Loss severity	10.0%-98.5% (53.5%)
			Spread over the benchmark curve (a)	236bps weighted average

Asset-backed securities	403	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-16.0% (6.4%)
		using a discounted cash flow	Constant default rate (CDR)	2.0%-13.9% (6.6%)
		pricing model	Loss severity	24.2%-100.0% (77.3%)
			Spread over the benchmark curve (a)	278bps weighted average

Loans	141	Consensus pricing (b)	Cumulative default rate	11.0%-100.0% (86.9%)
			Loss severity	0.0%-100.0% (22.9%)
			Discount rate	4.7%-6.7% (5.1%)
	116	Discounted cash flow	Loss severity	8.0% weighted average
			Discount rate	4.2% weighted average

	78	Consensus pricing (b)	Credit and Liquidity discount	0.0%-99.0% (57.9%)

Equity investments	1,331	Multiple of adjusted earnings	Multiple of earnings	4.5x-12.0x (7.8x)
		Consensus pricing (b)	Liquidity discount	0.0%-40.0%

Residential mortgage servicing rights	1,182	Discounted cash flow	Constant prepayment rate (CPR)	0.0%-36.0% (9.4%)
			Spread over the benchmark curve (a)	341bps-1,913bps (850bps)

Commercial mortgage servicing	576	Discounted cash flow	Constant prepayment rate (CPR)	7.5%-43.4% (8.6%)
rights			Discount rate	3.5%-7.6% (7.5%)

Other assets - BlackRock Series C	232	Consensus pricing (b)	Liquidity discount	15.0%-25.0% (20.0%)
Preferred Stock

Financial derivatives - BlackRock	(232)	Consensus pricing (b)	Liquidity discount	15.0%-25.0% (20.0%)
LTIP

Financial derivatives - Swaps related	(164)	Discounted cash flow	Estimated conversion factor of
to sales of certain Visa Class B			Class B shares into Class A shares	164.4% weighted average
common shares			Estimated growth rate of Visa
			Class A share price	14.0%
			Estimated length of litigation
			resolution date	Q2 2019

Insignificant Level 3 assets, net of
liabilities (c)	80

Total Level 3 assets, net of liabilities (d)	$8,397

December 31, 2015

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)

Commercial mortgage loans held	$641	Discounted cash flow	Spread over the benchmark curve (a)	85bps-4,270bps (547bps)
for sale			Estimated servicing cash flows	0.0%-7.0% (0.9%)

Residential mortgage-backed	4,008	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-24.2% (7.0%)
non-agency securities		using a discounted cash flow	Constant default rate (CDR)	0.0%-16.7% (5.4%)
		pricing model	Loss severity	10.0%-98.5% (53.3%)
			Spread over the benchmark curve (a)	241bps weighted average

Asset-backed securities	482	Priced by a third-party vendor	Constant prepayment rate (CPR)	1.0%-14.0% (6.3%)
		using a discounted cash flow	Constant default rate (CDR)	1.7%-13.9% (6.8%)
		pricing model	Loss severity	24.2%-100.0% (77.5%)
			Spread over the benchmark curve (a)	324bps weighted average

Loans	123	Consensus pricing (b)	Cumulative default rate	2.0%-100.0% (85.1%)
			Loss severity	0.0%-100.0% (27.3%)
			Discount rate	4.9%-7.0% (5.2%)
	116	Discounted cash flow	Loss severity	8.0% weighted average
			Discount rate	3.9% weighted average

	101	Consensus pricing (b)	Credit and Liquidity discount	26.0%-99.0% (54.0%)

Equity investments	1,098	Multiple of adjusted earnings	Multiple of earnings	4.2x-14.1x (7.6x)

Residential mortgage servicing rights	1,063	Discounted cash flow	Constant prepayment rate (CPR)	0.3%-46.5% (10.6%)
			Spread over the benchmark curve (a)	559bps-1,883bps (893bps)

Commercial mortgage servicing rights	526	Discounted cash flow	Constant prepayment rate (CPR)	3.9%-26.5% (5.7%)
			Discount rate	2.6%-7.7% (7.5%)

Other assets - BlackRock Series C	357	Consensus pricing (b)	Liquidity discount	20.0%
Preferred Stock

Financial derivatives - BlackRock	(357)	Consensus pricing (b)	Liquidity discount	20.0%
LTIP

Financial derivatives - Swaps related	(104)	Discounted cash flow	Estimated conversion factor of
to sales of certain Visa Class B			Class B shares into Class A shares	164.3% weighted average
common shares			Estimated growth rate of Visa Class
			A share price	16.3%

Insignificant Level 3 assets, net of
liabilities (c)	57

Total Level 3 assets, net of liabilities (d)	$8,111
(a)		The assumed yield spread over the benchmark curve for each instrument is generally intended to incorporate non-interest-rate risks, such as credit and liquidity risks.
(b)		Consensus pricing refers to fair value estimates that are generally internally developed using information such as dealer quotes or other third-party provided valuations or comparable asset prices.
(c)		Represents the aggregate amount of Level 3 assets and liabilities measured at fair value on a recurring basis that are individually and in the aggregate insignificant. The amount includes certain financial derivative assets and liabilities, trading securities, state and municipal and other debt securities, residential mortgage loans held for sale, other assets, other borrowed funds and other liabilities.
(d)		Consisted of total Level 3 assets of $8.8 billion and total Level 3 liabilities of $.4 billion as of December 31, 2016 and $8.6 billion and $.5 billion as of December 31, 2015, respectively.

Fair Value Measurements - Nonrecurring
Table 53: Fair Value Measurements - Nonrecurring

		Fair Value
		December 31	December 31
In millions		2016	2015
Assets (a)
Nonaccrual loans		$187	$30
OREO and foreclosed assets		107	137
Insignificant assets		19	28
Total assets		$313	$195

Year ended December 31	Gains (Losses)
In millions	2016	2015	2014
Assets (a)
Nonaccrual loans	$(106)	$(44)	$(19)
OREO and foreclosed assets	(16)	(18)	(19)
Insignificant assets	(17)	(23)	(16)
Total assets	$(139)	$(85)	$(54)
(a)	All Level 3 as of December 31, 2016 and 2015.

Fair Value Measurements - Nonrecurring Quantitative Information
Quantitative information about the significant unobservable inputs within Level 3 nonrecurring assets follows.

Table 54: Fair Value Measurements - Nonrecurring Quantitative Information

Level 3 Instruments Only
Dollars in millions	Fair Value	Valuation Techniques	Unobservable Inputs	Range (Weighted Average)
December 31, 2016
Assets
Nonaccrual loans	$112	LGD percentage	Loss severity	6.0%-77.1% (31.3%)
	75	Fair value of property or collateral	Appraised value/sales price	Not meaningful
OREO and foreclosed assets	107	Fair value of property or collateral	Appraised value/sales price	Not meaningful
Insignificant assets	19
Total assets	$313
December 31, 2015
Assets
Nonaccrual loans	$20	LGD percentage	Loss severity	8.1%-73.3% (58.6%)
	10	Fair value of property or collateral	Appraised value/sales price	Not meaningful
OREO and foreclosed assets	137	Fair value of property or collateral	Appraised value/sales price	Not meaningful
Insignificant assets	28
Total assets	$195

Fair Value Option - Fair Value and Principal Balances
Fair values and aggregate unpaid principal balances of items for which we elected the fair value option follow.

Table 55: Fair Value Option - Fair Value and Principal Balances

		Aggregate Unpaid
In millions	Fair Value	Principal Balance	Difference
December 31, 2016
Assets
Residential mortgage loans held for sale
Performing loans	$1,000	$988	$12
Accruing loans 90 days or more past due	4	4
Nonaccrual loans	6	6
Total	1,010	998	12
Commercial mortgage loans held for sale (a)
Performing loans	1,395	1,412	(17)
Nonaccrual loans	5	9	(4)
Total	1,400	1,421	(21)
Residential mortgage loans
Performing loans	247	289	(42)
Accruing loans 90 days or more past due	427	428	(1)
Nonaccrual loans	219	346	(127)
Total	893	1,063	(170)
Other assets	293	288	5
Liabilities
Other borrowed funds	$81	$82	$(1)
December 31, 2015
Assets
Residential mortgage loans held for sale
Performing loans	$832	$804	$28
Accruing loans 90 days or more past due	4	4
Nonaccrual loans	7	8	(1)
Total	843	816	27
Commercial mortgage loans held for sale (a)
Performing loans	639	659	(20)
Nonaccrual loans	2	3	(1)
Total	641	662	(21)
Residential mortgage loans
Performing loans	204	260	(56)
Accruing loans 90 days or more past due	475	478	(3)
Nonaccrual loans	226	361	(135)
Total	905	1,099	(194)
Other assets	301	292	9
Liabilities
Other borrowed funds	$93	$95	$(2)
(a)	There were no accruing loans 90 days or more past due within this category at December 31, 2016 or December 31, 2015.

Fair Value Option - Changes in Fair Value
Table 56: Fair Value Option - Changes in Fair Value (a)

Year ended December 31	Gains (Losses)
In millions	2016	2015	2014
Assets
Residential mortgage loans held for sale	$152	$152	$212
Commercial mortgage loans held for sale	$76	$96	$50
Residential mortgage loans	$30	$43	$157
Other assets	$50	$(8)	$42
Liabilities
Other borrowed funds		$4	$(5)
(a)	The impact on earnings of offsetting hedged items or hedging instruments is not reflected in these amounts.

Additional Fair Value Information Related to Other Financial Instruments
Table 57: Additional Fair Value Information Related to Other Financial Instruments

	Carrying	Fair Value
In millions	Amount	Total	Level 1	Level 2	Level 3
December 31, 2016
Assets
Cash and due from banks	$4,879	$4,879	$4,879
Interest-earning deposits with banks	25,711	25,711		$25,711
Securities held to maturity	15,843	15,866	540	15,208	$118
Net loans (excludes leases)	199,766	201,863			201,863
Other assets	4,793	5,243		4,666	577
Total assets	$250,992	$253,562	$5,419	$45,585	$202,558

Liabilities
Deposits	$257,164	$257,038		$257,038
Borrowed funds	51,736	52,322		50,941	$1,381
Unfunded loan commitments and letters of credit	301	301			301
Other liabilities	417	417		417
Total liabilities	$309,618	$310,078		$308,396	$1,682
December 31, 2015
Assets
Cash and due from banks	$4,065	$4,065	$4,065
Interest-earning deposits with banks	30,546	30,546		$30,546
Securities held to maturity	14,768	15,002	298	14,698	$6
Net loans (excludes leases)	195,579	197,611			197,611
Other assets	4,286	4,877		4,221	656
Total assets	$249,244	$252,101	$4,363	$49,465	$198,273

Liabilities
Deposits	$249,002	$248,963		$248,963
Borrowed funds	53,452	53,693		52,269	$1,424
Unfunded loan commitments and letters of credit	245	245			245
Other liabilities	309	309		309
Total liabilities	$303,008	$303,210		$301,541	$1,669